UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Solus Alternative Asset Management LP

Address:   410 Park Avenue, 11th Floor
           New York, NY  10022


Form 13F File Number: 028-12919


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Christopher A. Pucillo
Title:  President of the GP, Solus GP LLC
Phone:  212-284-4300

Signature,  Place,  and  Date  of  Signing:

/s/ Christopher A. Pucillo         New York, New York                 2/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              23

Form 13F Information Table Value Total:  $      707,831
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                    COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------ ------------------ --------- -------- ------------------- ---------- -------- ----------------
                                                                   VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
           NAME OF ISSUER              TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------ ------------------ --------- -------- ---------- --- ---- ---------- -------- ---- ------ ----
BLUEKNIGHT ENERGY PARTNERS L         COM UNIT           09625U109   10,252  1,570,000 SH       SOLE       NONE     Sole      0    0
CALPINE CORP                         COM NEW            131347304   26,492  1,622,279 SH       SOLE       NONE     Sole      0    0
COMSTOCK MNG INC                     COM                205750102      152     82,846 SH       SOLE       NONE     Sole      0    0
DANA HLDG CORP                       COM                235825205    7,290    600,000 SH       SOLE       NONE     Sole      0    0
DELTA AIR LINES INC DEL              COM NEW            247361702      280     34,611 SH       SOLE       NONE     Sole      0    0
DELTA AIR LINES INC DEL              COM NEW            247361702    8,090  1,000,000     CALL SOLE       NONE     Sole      0    0
DIGITALGLOBE INC                     COM NEW            25389M877   26,345  1,539,747 SH       SOLE       NONE     Sole      0    0
DIREXION SHS ETF TR DLY SMCAP BEAR3X COM                25459W110   13,240    500,000 SH       SOLE       NONE     Sole      0    0
FEDERAL MOGUL CORP                   COM                313549404   29,063  1,970,349 SH       SOLE       NONE     Sole      0    0
FIBERTOWER CORP                      COM NEW            31567R209    2,098 10,135,201 SH       SOLE       NONE     Sole      0    0
HAWAIIAN TELCOM HOLDCO INC           COM                420031106    3,521    228,660 SH       SOLE       NONE     Sole      0    0
INTRALINKS HLDGS INC                 COM                46118H104      624    100,000 SH       SOLE       NONE     Sole      0    0
ISHARES TR RUSSELL 2000              COM                464287655  165,938  2,250,000     PUT  SOLE       NONE     Sole      0    0
LORAL SPACE & COMMUNICATNS I         COM                543881106  115,288  1,776,939 SH       SOLE       NONE     Sole      0    0
LYONDELLBASELL INDUSTRIES N          SHS -A-            N53745100  110,304  3,395,000 SH       SOLE       NONE     Sole      0    0
NRG ENERGY INC                       COM NEW            629377508   55,979  3,089,340 SH       SOLE       NONE     Sole      0    0
ROCK-TENN CO                         CL A               772739207    4,163     72,143 SH       SOLE       NONE     Sole      0    0
SPANSION INC                         COM CL A NEW       84649R200    5,858    707,500 SH       SOLE       NONE     Sole      0    0
SPRINT NEXTEL CORP                   COM SER 1          852061100    2,340  1,000,000 SH       SOLE       NONE     Sole      0    0
VENOCO INC                           COM                92275P307      758    111,906 SH       SOLE       NONE     Sole      0    0
VIASYSTEMS GROUP INC                 COM PAR $.01       92553H803      826     48,793 SH       SOLE       NONE     Sole      0    0
VISTEON CORP                         COM NEW            92839U206  118,716  2,373,093 SH       SOLE       NONE     Sole      0    0
YRC WORLDWIDE INC                    COM PAR $.01 ADDED 984249607      216     21,634 SH       SOLE       NONE     Sole      0    0


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